Note 4(b) - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	372,543	(18,597)	353,946
— Transferred from advances for vessels acquisitions / under construction	76,959	-	76,959
— Disposals (see Note 19)	(303,157)	21,718	(281,439)
— Depreciation	-	(13,174)	(13,174)
Balance, December 31, 2020	146,345	(10,053)	136,292
— Transferred from advances for vessels under construction	126,646	-	126,646
— Transferred to Assets held for sale	(76,959)	5,323	(71,636)
— Disposals (see Note 19)	(32,531)	5,484	(27,047)
— Depreciation	-	(7,670)	(7,670)
Balance, December 31, 2021	163,501	(6,916)	156,585

Property, Plant and Equipment, Additions [Table Text Block]
Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Cost
M/T Eco Los Angeles	February 10, 2020	37,659	835	38,494
M/T Eco City of Angels	February 17, 2020	37,659	806	38,465
Subtotal 2020		75,318	1,641	76,959
M/T Eco West Coast	March 26, 2021	61,723	1,618	63,341
M/T Eco Malibu	May 11, 2021	61,722	1,583	63,305
Subtotal 2021		123,445	3,201	126,646